FINANCIAL RISK MANAGEMENT (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT
Foreign exchange risk, percent	10.00%
Increase or decrease in interest rates	1.00%
Expected gain (loss) on foreign exchange movement	$ 5,121	$ 2,347
Decrease or increase in loss	$ 354	$ 172